SUPPLEMENT DATED JULY 29, 2026
      TO THE PROSPECTUS AND SUMMARY PROSPECTUSES EACH DATED MAY 1, 2026
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                    AMERICAN GENERAL LIFE INSURANCE COMPANY

                          VARIABLE SEPARATE ACCOUNT
                      Polaris Advisory Variable Annuity
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This supplement updates certain information in the Appendix A - Investment
Options Available Under the Contract to the most recent prospectus, updating summary prospectus, and initial summary prospectus (collectively, the "Prospectus").

Effective on or about July 29, 2026, the Current Expenses for below Underlying Funds have been updated as follows.

--------------------------------------------------------  ----------  -----------------
 Underlying Fund Name                                        Share       New Current
                                                             Class         Expense
--------------------------------------------------------  ----------  -----------------
SA Allocation Aggressive Portfolio                          Class 1        0.80%*
--------------------------------------------------------  ----------  -----------------
SA Allocation Balanced Portfolio                            Class 1        0.78%*
--------------------------------------------------------  ----------  -----------------
SA Allocation Moderate Portfolio                            Class 1        0.79%*
--------------------------------------------------------  ----------  -----------------
SA Allocation Moderately Aggressive Portfolio               Class 1        0.78%*
--------------------------------------------------------  ----------  -----------------
SA American Century Inflation Managed Portfolio             Class 1        0.68%
--------------------------------------------------------  ----------  -----------------
SA Franklin Allocation Moderately Aggressive Portfolio      Class 1        0.93%*
--------------------------------------------------------  ----------  -----------------



* This Underlying Fund is subject to an expense reimbursement or fee waiver arrangement resulting in a temporary expense reduction. For additional information, see the Underlying Fund prospectus available online at www.corebridgefinancial.com/ProductProspectuses or by calling (855) 421-2692.

             Please keep this supplement with your Prospectus.